Salaries and social security - Summary of detailed information about salaries and social security (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current		$ 73	$ 95	$ 58
Bonuses and incentives provision current		166	179	104
Cash-settled share-based payments provision non current	[1]	58	33
Vacation provision current		61	66	45
Provision for severance indemnities current	[2]	31	66
Salaries and social security current		336	412	210
Salaries and social security non current		63	34	0
Other Miscellaneous Salaries And Social Security Payables Current		5	6	$ 3
Other Miscellaneous Salaries And Social Security Payables Non Current		$ 5	$ 1

[1]	Corresponds to the Value Generation Plan, see Note 37.
[2]	Corresponds to severance indemnities related to the Mature Fields Project, see Note 11.a).